Note 11 - Other Assets - Summary of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
OTHER ASSETS (note 11)	$ 4,369	$ 2,426
Deferred Charges [Member]
OTHER ASSETS (note 11)	3,194	1,240
Land Use Rights [Member]
OTHER ASSETS (note 11)	649	668
Refundable Deposits [Member]
OTHER ASSETS (note 11)	474	427
Deferred Income Tax Assets, Noncurrent [Member]
OTHER ASSETS (note 11)	$ 52	$ 91